Deferred income tax - Differences between the accounting and tax basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 101,449	$ 73,749
Credit (debit) to consolidated statement of profit or loss	(53,048)	(26,312)
Credit (debit) to discontinued operations		2,608
Credit (debit) to consolidated statements of changes in equity		(1,220)
Credit (debit) to consolidated statements of other comprehensive income	212	101,449
Deferred tax liability (asset)	48,613	101,449
Deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	299,370	292,982
Credit (debit) to consolidated statement of profit or loss	(31,311)	6,388
Credit (debit) to consolidated statements of other comprehensive income	212	0
Others		0
Deferred tax liability (asset)	268,271	299,370
Deferred asset [Member] | Deferred asset for income tax before allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	299,361	292,931
Credit (debit) to consolidated statement of profit or loss	(31,301)	6,430
Credit (debit) to consolidated statements of other comprehensive income	211	0
Others		0
Deferred tax liability (asset)	268,271	299,361
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	189,970	189,959
Credit (debit) to consolidated statement of profit or loss	(40,268)	11
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	149,702	189,970
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	44,425	42,792
Credit (debit) to consolidated statement of profit or loss	6,562	1,633
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	50,987	44,425
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	32,578	28,691
Credit (debit) to consolidated statement of profit or loss	(3,573)	3,887
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	29,005	32,578
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for impairment of value of inventory [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	10,585	8,754
Credit (debit) to consolidated statement of profit or loss	(1,270)	1,831
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	9,315	10,585
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision For Bonuses To Employees And Officers [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	2,478	2,972
Credit (debit) to consolidated statement of profit or loss	(593)	(494)
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	1,885	2,478
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contractors Claims Provisions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	371	1,136
Credit (debit) to consolidated statement of profit or loss	1,020	(765)
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	1,391	371
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contingent consideration liability
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	6,391	4,999
Credit (debit) to consolidated statement of profit or loss	2,003	1,392
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	8,394	6,391
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,930	1,930
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	1,930	1,930
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Other Temporary Differences Member
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	10,633	11,698
Credit (debit) to consolidated statement of profit or loss	4,818	(1,065)
Credit (debit) to consolidated statements of other comprehensive income	211	0
Others		0
Deferred tax liability (asset)	15,662	10,633
Deferred asset [Member] | Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	9	51
Credit (debit) to consolidated statement of profit or loss	(10)	(42)
Credit (debit) to consolidated statements of other comprehensive income	1	0
Others		0
Deferred tax liability (asset)	0	9
Deferred liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(197,921)	(219,233)
Credit (debit) to consolidated statement of profit or loss	(21,737)	19,924
Credit (debit) to consolidated statements of other comprehensive income	0	2,608
Others		(1,220)
Deferred tax liability (asset)	(219,658)	(197,921)
Deferred liability [Member] | Deferred liability for income tax [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(197,895)	(216,438)
Credit (debit) to consolidated statement of profit or loss	(21,892)	19,763
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		(1,220)
Deferred tax liability (asset)	(219,787)	(197,895)
Deferred liability [Member] | Deferred liability for income tax [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(45,267)	(59,622)
Credit (debit) to consolidated statement of profit or loss	1,541	14,355
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	(43,726)	(45,267)
Deferred liability [Member] | Deferred liability for income tax [Member] | Effect of translation into U.S. dollars [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(47,649)	(58,871)
Credit (debit) to consolidated statement of profit or loss	(7,833)	11,222
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	(55,482)	(47,649)
Deferred liability [Member] | Deferred liability for income tax [Member] | Differences in amortization rates for development costs [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(75,108)	(65,960)
Credit (debit) to consolidated statement of profit or loss	(11,230)	(9,148)
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	(86,338)	(75,108)
Deferred liability [Member] | Deferred liability for income tax [Member] | Fair value of mining concessions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(14,892)	(14,898)
Credit (debit) to consolidated statement of profit or loss	0	6
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	(14,892)	(14,892)
Deferred liability [Member] | Deferred liability for income tax [Member] | Other Temporary Differences Member
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(13,759)	(17,087)
Credit (debit) to consolidated statement of profit or loss	(5,590)	3,328
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	(19,349)	(13,759)
Deferred liability [Member] | Deferred liability for income tax [Member] | Withdrawal of the sale of Contacto Corredores de Seguros S.A. investment
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(1,220)	0
Credit (debit) to consolidated statement of profit or loss	1,220	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		(1,220)
Deferred tax liability (asset)	0	(1,220)
Deferred liability [Member] | Deferred liability included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(197,895)	(219,046)
Credit (debit) to consolidated statement of profit or loss	(21,892)	19,763
Credit (debit) to consolidated statements of other comprehensive income	0	2,608
Others		(1,220)
Deferred tax liability (asset)	(219,787)	(197,895)
Deferred liability [Member] | Deferred liability included in retained earnings [Member] | Derivative financial instruments
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	(2,608)
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to consolidated statements of other comprehensive income	0	2,608
Others		0
Deferred tax liability (asset)	0	0
Deferred liability [Member] | Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(26)	(187)
Credit (debit) to consolidated statement of profit or loss	155	161
Credit (debit) to consolidated statements of other comprehensive income	0	0
Others		0
Deferred tax liability (asset)	$ 129	$ (26)